Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. federal
Current	$ 391	$ 374	$ 312
Deferred	(2,645)	(1,358)	1,102
Total	(2,253)	(984)	1,414
U.S. state and local
Current	184	161	345
Deferred	(486)	(370)	(358)
Total	(302)	(209)	(13)
Non-U.S.
Current	1,676	1,342	1,208
Deferred	252	(25)	(3,969)
Total	1,929	1,317	(2,761)
Total continuing operations provision for/(benefit from) income taxes	(626)	124	(1,360)
Discontinued operations provision for/(benefit from) income taxes	124	714	484
Total provision for/(benefit from) income taxes	(503)	$ 838	$ (876)
Provision for social security, real estate, personal property and other taxes	2,800
Total taxes included in net income	$ 2,300